Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Finished commercial product available for sale	$ 2,048	$ 2,365
Finished retail pharmacy product available for sale	306	267
Unfinished product and packaging materials	546	589
Current inventories	$ 2,900	$ 3,221